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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21143

Blue and White Funds Trust
(Exact name of registrant as specified in charter)

8383 Wilshire Blvd Suite 100 Beverly Hills, CA	90211
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road Building A 2nd Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-429-3863

Date of fiscal year end: 08/31/2005

Date of reporting period: 05/31/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Blue & White Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited)

Shares		Value
ISRAEL COMMON STOCKS: 89.35% (of net assets)

Automobile Manufacturers: 2.40%
8,000	Delek Automotive Systems Ltd.	$58,309

Banks: 10.72%
25,000	Bank Hapoalim Ltd.	87,792
35,000	Bank Leumi Le-Israel BM	99,184
50,000	Israel Discount Bank Ltd. *	73,600
		260,576

Chemicals: 3.24%
13,000	Makhteshim-Agan Industries Ltd.	78,778

Computer Services & Software: 6.44%
1,000	Lipman Electronic Engineering Ltd.	32,034
4,000	RADWARE Ltd. *	89,400
9,000	Rapac Technologies (2000) Ltd.	35,196
		156,630

Computer Storage Devices: 4.47%
5,000	M-Systems Flash Disk Pioneers Ltd. *	108,550

Construction: 1.71%
1,100	Minrav Holdings Ltd. *	41,496

Electronics: 11.52%
5,000	On Track Innovations Ltd. *	60,100
10,000	Orbotech Ltd. *	207,300
4,716	Rapac Electronics Ltd.	12,595
		$279,995

Investment Companies: 2.91%
1,000	Discount Investment Corp. (a)	24,530
1,500	IDB Development Corp. Ltd.	46,112
		70,642

Medical - Drugs: 10.30%
7,500	Teva Pharmaceutical Industries Ltd. - ADR	250,275

Semiconductors: 0.98%
15,000	Tower Semiconductor Ltd. *	23,850

Software & Programming: 9.34%
10,000	Check Point Software Technologies Ltd. *	227,100

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited)

Shares		Value

Telecommunications: 22.70%
8,000	Amdocs Ltd. *	$218,000
55,000	Bezeq Israeli Telecomunication Corp. Ltd. *	67,955
15,000	ECI Telecom Ltd. *	132,450
114	Ectel Ltd. *	419
2,500	Nice Systems Ltd. - ADR *	91,125
1,200	Tadiran Communications Ltd.	41,868
		551,817

Transportation: 2.62%
12,000	Dan Vehicle & Transportation DVT Ltd.	63,713

TOTAL ISRAEL COMMON STOCKS
(cost $1,828,566)		2,171,731

U.S. COMMON STOCKS: 7.75% (of net assets)

Telecommunications: 7.75%
8,000	Comverse Technology, Inc. *	188,240

TOTAL U.S. COMMON STOCKS
(cost $149,880)		188,240

TOTAL INVESTMENTS IN SECURITIES
(cost $1,978,446): 97.10%		2,359,971

Other Assets less Liabilities: 2.90%		70,606

NET ASSETS: 100.0%		$2,430,577

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	On May 31, 2005, 163 rights were issued per a 15 per 92 rights issue with a subscription price of ILS 45 and an expiration date of June 20, 2005. The rights had zero market value at
May 31, 2005.

Item 2. Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_____________Blue and White Funds Trust____________

By (Signature and Title)* /s/ Michael Poutre                                  President

Date 07/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Shlomo Eplboim                                 Treasurer

Date 07/28/2005

By (Signature and Title)* /s/ Michael Poutre                                    President

Date 07/28/2005

*	Print the name and title of each signing officer under his or her signature.